Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Interest and fees on loans	$ 143,679	$ 141,887	$ 135,960
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	1,489	1,418	1,417
State and political subdivisions	52	87	179
Mortgage-backed securities and collateralized mortgage obligations-residential	7,963	9,132	12,150
Corporate bonds	246	1	65
Small Business Administration-guaranteed participation securities	1,801	2,004	2,154
Mortgage-backed securities and collateralized mortgage obligations-commercial	133	149	151
Other	16	16	16
Total interest and dividends on securities available for sale	11,700	12,807	16,132
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	1,454	1,844	2,259
Corporate bonds	617	615	615
Total interest on held to maturity securities	2,071	2,459	2,874
Federal Reserve Bank and Federal Home Loan Bank stock	502	467	511
Interest on federal funds sold and other short-term investments	3,407	1,725	1,464
Total interest and dividend income	161,359	159,345	156,941
Interest expense:
Interest on deposits	14,213	14,983	14,091
Interest on short-term borrowings	1,091	1,214	1,397
Total interest expense	15,304	16,197	15,488
Net interest income	146,055	143,148	141,453
Provision for loan losses	2,950	3,700	5,100
Net interest income after provision for loan losses	143,105	139,448	136,353
Noninterest income:
Trustco Financial Services income	5,886	5,971	5,837
Fees for services to customers	10,857	10,689	10,844
Net gain on securities transactions	668	251	717
Other	1,601	961	2,508
Total noninterest income	19,012	17,872	19,906
Noninterest expense:
Salaries and employee benefits	36,508	32,521	32,879
Net occupancy expense	16,078	15,799	16,251
Equipment expense	6,320	6,871	7,219
Professional services	8,200	7,878	5,807
Outsourced services	6,216	5,860	5,350
Advertising expense	2,515	2,593	2,487
FDIC and other insurance expense	5,967	6,339	3,907
Other real estate expense, net	2,558	2,001	1,009
Other	9,465	10,698	9,761
Total noninterest expense	93,827	90,560	84,670
Income before income taxes	68,290	66,760	71,589
Income taxes	25,689	24,522	27,396
Net income	$ 42,601	$ 42,238	$ 44,193
Earnings per share:
Basic (in dollars per share)	$ 0.446	$ 0.444	$ 0.467
Diluted (in dollars per share)	$ 0.445	$ 0.444	$ 0.466